SUBSEQUENT EVENTS (Details Narrative) - $ / shares						3 Months Ended			12 Months Ended
	Jul. 23, 2024	Jul. 08, 2024	Jun. 27, 2024	May 24, 2024	Jun. 14, 2022	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023	May 18, 2024	May 15, 2024	Jan. 20, 2024
Subsequent Event [Line Items]
Number of common stock, shares issued							192,226	9,486	1,811,612	11,686
Common stock issued on reverse stock split							1,785
Reverse stock split					1-for-10 reverse stock split	1-for-10 to 1-for-100	1 for 40 reverse split
Mike Ballardie [Member]
Subsequent Event [Line Items]
Warrants exercise price													$ 0.02
Warrants term													10 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued	10
Warrants exercise price											$ 3.20	$ 3.20
Exercise of warrants			511,214
Common stock issued on reverse stock split		110,665
Reverse stock split		1-20 reverse split	1-20 reverse stock split
Subsequent Event [Member] | Yonah Kalfa [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued				47,116
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued				150,000
Subsequent Event [Member] | Mike Ballardie [Member]
Subsequent Event [Line Items]
Warrants to purchase shares				50,000
Warrants exercise price				$ 0.02
Warrants term				10 years
Subsequent Event [Member] | Juda Honickman [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued				33,500
Subsequent Event [Member] | Mark Radom [Member]
Subsequent Event [Line Items]
Number of common stock, shares issued				16,750